OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Deferred pension liability	$ 0	$ 3
Supplemental executive retirement plan	83	96
Stock-based compensation	60	49
Derivative instruments	398	189
Contract liabilities	61	52
Other	136	176
Total other long-term liabilities	$ 738	$ 565